Loans - Summary of Recorded Investment in Past Due Loans, as Well as Nonaccrual Loans (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Recorded Investment Past Due [Line Items]
Current	$ 261,090,065	$ 239,029,698
Total Past Due		179,989
Nonaccrual	51,839	142,656
Total loans	261,141,904	239,352,343
30 -89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		0
90 Days or Greater Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		179,989
Professional
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans	196,794,483	180,661,631
Professional | Dental
Financing Receivable Recorded Investment Past Due [Line Items]
Current	171,423,715	156,406,739
Nonaccrual	51,664	79,500
Total loans	171,475,379	156,486,239
Professional | Medical
Financing Receivable Recorded Investment Past Due [Line Items]
Current	14,154,935	15,161,671
Total loans	14,154,935	15,161,671
Professional | Veterinary
Financing Receivable Recorded Investment Past Due [Line Items]
Current	3,075,746	1,729,354
Total loans	3,075,746	1,729,354
Professional | Service
Financing Receivable Recorded Investment Past Due [Line Items]
Current	8,088,423	7,104,378
Total Past Due		179,989
Total loans	8,088,423	7,284,367
Professional | Service | 90 Days or Greater Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		179,989
Non-Profit
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans	18,467,996	17,303,871
Non-Profit | Church
Financing Receivable Recorded Investment Past Due [Line Items]
Current	15,696,335	14,446,601
Total loans	15,696,335	14,446,601
Non-Profit | Other
Financing Receivable Recorded Investment Past Due [Line Items]
Current	2,771,661	2,857,270
Total loans	2,771,661	2,857,270
Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans	29,772,234	27,991,308
Real Estate | Other
Financing Receivable Recorded Investment Past Due [Line Items]
Current	16,107,016	13,332,377
Nonaccrual	175	63,156
Total loans	16,107,191	13,395,533
Real Estate | Construction And Development
Financing Receivable Recorded Investment Past Due [Line Items]
Current	14,898,990	13,940,135
Total loans	14,898,990	13,940,135
Real Estate | Non-owner Occupied Commercial
Financing Receivable Recorded Investment Past Due [Line Items]
Current	14,873,244	14,051,173
Total loans	$ 14,873,244	$ 14,051,173